OFFICERS AND DIRECTORS
Martin E. Zweig, Ph.D.
Chairman of the Board and President
Jeffrey Lazar
Vice President and Treasurer
Stuart B. Panish
Vice President and Secretary
Christopher M. Capano
Assistant Vice President
Charles H. Brunie
Director
Elliot S. Jaffe
Director
Alden C. Olson, Ph.D.
Director
James B. Rogers, Jr.
Director
Anthony M. Santomero, Ph.D.
Director
Robert E. Smith
Director
INVESTMENT ADVISER
Zweig Total Return Advisors, Inc.
900 Third Avenue
New York, New York 10022
FUND ADMINISTRATOR
Zweig/Glaser Advisers
900 Third Avenue
New York, New York 10022
CUSTODIAN
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109
TRANSFER AGENT
First Data Investor Services Group, Inc.
P.O. Box 1376
Boston, MA 02104
LEGAL COUNSEL
Rosenman & Colin LLP
575 Madison Avenue
New York, New York 10022

--------------------------------------------------------------------------------
  This report is transmitted to the shareholders of The Zweig Total Return
Fund, Inc. for their information. This is not a prospectus, circular or repre-sentation intended for use in the purchase of shares of the Fund or any securi-ties mentioned in this report.



                                     [LOGO OF THE ZWEIG TOTAL RETURN FUND, INC.]



     QUARTERLY REPORT


      MARCH 31, 1997

                                                                   May 15, 1997

Dear Shareholder:

  The Zweig Total Return Fund's net asset value increased 0.1% during the quarter ended March 31, 1997, including $0.21 in reinvested distributions.

  Consistent with our policy of seeking to minimize risk while earning reasonable returns, the Fund's average exposure during the period was 63%.


                             DISTRIBUTION DECLARED

  In accordance with our policy of distributing 10% of net asset value per year, which equals 0.83% per month (10% divided by 12 months), the Fund recently announced a distribution of $0.07 per share payable on May 27, 1997, to shareholders of record on May 12, 1997. The amount of a distribution depends on the exact net asset value at the time of declaration. For the May distribution, 0.83% of the Fund's net asset value was equivalent to $0.07 per share. Including this distribution, the Fund's payout since its inception is now $7.82.


                                MARKET OUTLOOK

  If we were fully invested, our Fund would be 62 1/2% in bonds and 37 1/2% in stocks. Currently, our bond position is at about 37%, little changed from the year-end. This means that we are at 59% of a full position (37%/62 1/2%). Our average duration is about 3.7, which is lower than the average figure of most bond funds. The lower duration means that we are less sensitive to changes in interest rates. Our duration management aims to reduce our exposure to a falling bond market, thus limiting our losses.

  Bonds struggled during the first quarter, especially in March. As the economy seemed to strengthen, interest rate jitters drove prices down. On March 25 the Fed raised short-term interest rates by a quarter of a percent-- the first hike since February, 1995. The yield on the 30-year Treasury bond rose one half of a percent to cross the 7% level for the first time since last November.

  To chart the direction of the bond market, we look primarily at commodity prices and economic activity. On the positive side, the index compiled by the Commodity Research Bureau is down. Also lower are prices of such key materials as gold, copper, lead, and oil. Negative factors include the strong economy and fairly high capacity utilization. Our sentiment indicators are mixed. Consequently, there really isn't a lot to hang my hat on one way or another, which is why we are in a neutral position.

  Some market watchers are predicting further interest rate hikes by the Fed in the months to come. We prefer to react rather than predict. If the interest rate environment becomes more hostile, we'll trim our interest rate exposure further. However, if the situation improves, we'll respond by moving further into the market and lengthening our duration.

  Our position on equities is also on the neutral side. At this writing, our stock position is at 28% or roughly 75% of a full position (28%/37 1/2%). This is little changed from our holdings at year-end.

  Positive indicators include the fact that a lot of pessimism has been built up lately on the correction of nearly 10%, giving the market a really good shot at a rally. The main weaknesses are the poor performance of the bond market and, more recently, the financial stocks, particularly banks. Lurking in the background is the long-term factor that the market is clearly overvalued--and that's not good. Given the poor monetary conditions and the valuation situation, I can't get too bullish. Of course I will remain flexible and react in a disciplined manner to changing market conditions.


                             PORTFOLIO COMPOSITION

  In accordance with our investment policy guidelines, all of our bonds are U.S. Government obligations. The average duration of the bond portion of our portfolio is about 3.7. Since these bonds are liquid, they give us the flexibility to adjust quickly to changing market conditions.

  Implementing my basic allocation strategy, most of our equities are bought or sold on the basis of a proprietary computer-driven model that is weighted toward a value approach with secondary emphasis on growth. We employ various criteria to evaluate and rank the most liquid stocks with the highest dividend yields.

  Although we have reduced our exposures in utilities, oil and oil services, and financial services, these industries remain among our leading sectors. Other top categories include metals and manufacturing, where we have increased our holdings. We have lightened our positions in the retail and telecommuni-cations areas, but these groups still occupy prominent positions in our port-folio.

  Our leading individual holdings include USX-Marathon, Salomon, Dayton Hudson, Telefonos de Mexico, Chrysler, Harris Corp., RJR/Nabisco, General Motors Hughes, Telefonica de Espana, and Ford.

  In the above group, we have increased our positions in Salomon, Telefonos de Mexico, RJR/Nabisco, and Ford and reduced our holdings in Telefonica de Espana.

  We have sold out our positions in Texaco and Merrill Lynch and cut back our holdings in BankAmerica, Rohm & Haas, NYNEX, General Motors, and American Stores.

  Our portfolio also includes a number of closed end funds that are selling at significant discounts from their net asset values. When the market again places a premium on valuation, as it has done historically, discounts should narrow and more closely reflect the net asset values. This would enhance the profitability of these positions.


                             TRANSFER AGENT CHANGE

  Please be advised that the Board of Directors, at their meeting on May 15, 1997, appointed State Street Bank and Trust as Transfer Agent, Registrar and Dividend Disbursing Agent for The Zweig Total Return Fund, Inc. effective September 1, 1997. State Street has capably served as Transfer Agent for The Zweig Series Trust for many years and will now also assume these responsibilities for our other closed-end fund, The Zweig Fund, Inc. Both funds will enjoy some cost savings from this consolidation and shareholders will now have the convenience of the same address and toll-free phone number for all Zweig Funds.

  No action is required on your part as a result of this change. We will notify shareholders of the new address and toll-free phone number in our June 30, 1997 shareholder report.

                Sincerely,

                /s/  Martin E. Zweig
                Martin E. Zweig, Ph.D.
                Chairman

                       THE ZWEIG TOTAL RETURN FUND, INC.

                            STATEMENT OF NET ASSETS
                           MARCH 31, 1997 (UNAUDITED)

                                                           NUMBER OF
                                                            SHARES     VALUE
                                                           --------- ----------
Common Stocks                                       25.61%
Aerospace & Defense                                  0.47%
  Gencorp, Inc. ..........................................  19,800   $  376,200
  General Motors Corp., Class H...........................  47,400    2,571,450
                                                                     ----------
                                                                      2,947,650
                                                                     ----------
Apparel Manufacturer                                 0.07%
  Russell Corp. ..........................................  12,200      436,150
                                                                     ----------
Automotive                                           1.44%
  Borg-Warner Automotive Corp. ...........................  13,000      554,125
  Chrysler Corp. .........................................  97,200    2,916,000
  Ford Motor Corp. .......................................  83,300    2,613,538
  General Motors Corp. ...................................  40,300    2,231,612
  Volvo AB, ADR...........................................  26,300      683,800
                                                                     ----------
                                                                      8,999,075
                                                                     ----------
Banks                                                0.67%
  Ahmanson, (H.F.) & Co. .................................  48,900    1,784,850
  BankAmerica Corp. ......................................  18,400    1,853,800
  Charter One Financial, Inc. ............................  12,900      565,988
                                                                     ----------
                                                                      4,204,638
                                                                     ----------
Chemicals                                            0.64%
  Dexter Corp. ...........................................  14,900      448,863
  Olin Corp. .............................................  25,500    1,013,625
  Rohm & Haas Co. ........................................  30,800    2,306,150
  Wellman, Inc. ..........................................  13,000      227,500
                                                                     ----------
                                                                      3,996,138
                                                                     ----------
Construction & Farm Equipment                        0.27%
  Caterpillar, Inc. ......................................  21,100    1,693,275
                                                                     ----------
Consumer Durables                                    0.36%
  Goodyear Tire & Rubber Co. .............................  39,500    2,063,875
  Huffy Corp. ............................................  13,200      181,500
                                                                     ----------
                                                                      2,245,375
                                                                     ----------
Consumer Products                                    0.12%
  American Greetings Corp. ...............................  24,000      766,500
                                                                     ----------
Containers & Packaging                               0.03%
  Sea Containers Ltd., Class A............................  12,100      187,550
                                                                     ----------

                       THE ZWEIG TOTAL RETURN FUND, INC.

                           MARCH 31, 1997 (UNAUDITED)

                                                          NUMBER OF
                                                           SHARES      VALUE
                                                          --------- -----------
Finance & Financial Services                        1.60%
  Bear, Stearns & Co., Inc. .............................  78,582   $ 2,062,777
  Edwards, (A.G.) & Sons, Inc. ..........................  58,400     1,795,800
  Fremont General Corp. .................................  22,100       621,562
  GATX Corp. ............................................   6,600       322,575
  Orion Capital Corp. ...................................  12,700       784,225
  PaineWebber Group, Inc. ...............................  32,000       904,000
  Salomon Inc. ..........................................  62,500     3,117,188
  Selective Insurance Group, Inc. .......................   9,800       406,700
                                                                    -----------
                                                                     10,014,827
                                                                    -----------
Food & Beverage                                     0.40%
  Adolph Coors Co., Class B..............................  41,700       886,125
  Chiquita Brand International, Inc. ....................  77,700     1,214,062
  Fleming Companies, Inc. ...............................  24,300       425,250
                                                                    -----------
                                                                      2,525,437
                                                                    -----------
Home Builders & Materials                           0.11%
  Kaufman & Broad Home Corp. ............................  44,500       589,625
  Ryland Group Inc. .....................................  12,200       143,350
                                                                    -----------
                                                                        732,975
                                                                    -----------
Investment Companies                                1.80%
  Adams Express Co. .....................................  15,500       313,875
  Blackrock 2001 Term Trust, Inc. .......................  29,000       232,000
  Blackrock Strategic Term Trust, Inc. ..................  29,000       228,375
  Brazil Fund, Inc. .....................................  41,600     1,024,400
  China Fund, Inc. ......................................  13,800       182,850
  Clemente Global Growth Fund, Inc. .....................  13,100       108,075
  Czech Republic Fund, Inc. .............................   3,800        51,300
  Emerging Germany Fund, Inc. ...........................  28,600       250,250
  Emerging Markets Infrastructure, Inc. .................  19,700       231,475
  Emerging Markets Telecommunications Fund, Inc. ........  10,400       166,400
  Emerging Mexico Fund, Inc. ............................  21,700       165,462
  France Growth Fund, Inc. ..............................  28,400       315,950
  G.T. Global Developing Fund, Inc. .....................  28,400       337,250
  G.T. Global Eastern Europe Fund, Inc. .................  12,800       193,600
  Gabelli Equity Trust, Inc. ............................  51,700       484,688
  Gabelli Global Multimedia Trust Fund, Inc. ............  50,600       347,875
  Indonesia Fund, Inc. ..................................   6,700        66,163
  Jakarta Growth Fund, Inc. .............................   5,100        45,262

                                                          NUMBER OF
                                                           SHARES      VALUE
                                                          --------- -----------
Investment Companies (Continued)
  Jardine Fleming India Fund, Inc. ......................  10,800   $    81,000
  Mexico Fund, Inc. .....................................  34,600       566,575
  Morgan Stanley Russia & New Europe Fund, Inc. .........   6,400       152,800
  New Germany Fund, Inc. ................................  68,800       963,200
  Portgugal Fund, Inc. ..................................  10,600       157,675
  R.O.C. Taiwan Fund.....................................  29,200       346,750
  Royce Value Trust, Inc. ...............................  70,160       824,380
  Schroder Asian Growth Fund, Inc. ......................  13,200       155,100
  Scudder New Asia Fund, Inc. ...........................  15,000       185,625
  Southern Africa Fund, Inc. ............................  14,900       245,850
  Spain Fund, Inc. ......................................  21,000       238,875
  Swiss Helvetia Fund, Inc. .............................  40,100       827,063
  Taiwan Fund, Inc. .....................................  25,700       632,862
  Templeton China World Fund, Inc. ......................  23,200       290,000
  Templeton Dragon Fund, Inc. ...........................  42,400       614,800
  Templeton Vietnam Opportunities Fund, Inc. ............  15,700       176,625
  Turkish Investment Fund, Inc. .........................  12,800        78,400
                                                                    -----------
                                                                     11,282,830
                                                                    -----------
Industrial Services                                 0.08%
  Ogden Corp. ...........................................  23,500       496,438
                                                                    -----------
Leisure                                             0.50%
  Brunswick Corp. .......................................  51,700     1,389,437
  Fleetwood Enterprises, Inc. ...........................  46,000     1,150,000
  Royal Caribbean Cruises, Ltd. .........................  19,500       594,750
                                                                    -----------
                                                                      3,134,187
                                                                    -----------
Manufacturing                                       1.46%
  Brown Group, Inc. .....................................  26,000       432,250
  Cummins Engine Co., Inc. ..............................  32,500     1,665,625
  Excel Industries, Inc. ................................  15,800       321,925
  Herman Miller, Inc. ...................................  14,600       996,450
  Ingersoll-Rand Co. ....................................   9,400       410,075
  Johnson Controls, Inc. ................................  13,000     1,046,500
  PACCAR Inc. ...........................................  19,300     1,288,275
  Simpson Industries, Inc. ..............................  15,900       157,013
  Standard Products Co. .................................  12,200       283,650
  Timken Co. ............................................  14,900       797,150
  TRW, Inc.  ............................................  33,000     1,707,750
                                                                    -----------
                                                                      9,106,663
                                                                    -----------

                       THE ZWEIG TOTAL RETURN FUND, INC.

                           MARCH 31, 1997 (UNAUDITED)

                                                          NUMBER OF
                                                           SHARES      VALUE
                                                          --------- -----------
Metals & Mining                                     1.52%
  ASARCO, Inc. ..........................................   49,700  $ 1,397,812
  British Steel, Plc., ADS...............................   65,900    1,754,588
  Cleveland-Cliffs, Inc. ................................    6,400      270,400
  Cyprus Amax Minerals Co. ..............................   28,600      679,250
  De Beers Consolidated Mines, ADR.......................    3,200      113,200
  Oregon Steel Mills Inc.  ..............................   61,800    1,073,775
  Phelps Dodge Corp. ....................................   22,900    1,674,562
  Quanex Corp. ..........................................   22,000      552,750
  USX-US Steel Group, Inc. ..............................   75,300    2,004,863
                                                                    -----------
                                                                      9,521,200
                                                                    -----------
Oil & Oil Services                                  3.56%
  Ashland Oil Inc. ......................................   28,200    1,135,050
  Elf Aquitaine, SA, ADR.................................   45,900    2,260,575
  Helmerich & Payne, Inc. ...............................   21,400      989,750
  Kerr-McGee Corp. ......................................   32,200    1,992,375
  Murphy Oil Corp. ......................................   24,900    1,170,300
  Occidental Petroleum Corp. ............................   65,400    1,610,475
  Pennzoil Co. ..........................................   31,700    1,640,475
  Phillips Petroleum Co. ................................   58,800    2,403,450
  Repsol S.A., ADR.......................................   14,300      582,725
  Sun Co., Inc. .........................................   14,500      378,812
  Texaco Inc. ...........................................   23,200    2,540,400
  USX-Marathon Group, Inc. ..............................  119,000    3,317,125
  Valero Energy Corp. ...................................   18,000      654,750
  YPF Sociedad Anonima, ADR..............................   62,400    1,653,600
                                                                    -----------
                                                                     22,329,862
                                                                    -----------
Paper & Forest Products                             0.55%
  Bowater, Inc. .........................................   35,400    1,376,175
  International Paper Co. ...............................   23,800      925,225
  James River Corp. of Virginia..........................   10,700      311,638
  Pope & Talbot Inc. ....................................   13,400      184,250
  Westvaco Corp. ........................................   24,750      621,843
                                                                    -----------
                                                                      3,419,131
                                                                    -----------
Retail Trade & Services                             1.37%
  American Stores Co. ...................................   53,000    2,358,500
  Dayton Hudson Corp. ...................................   67,400    2,813,950
  Mercantile Stores, Inc. ...............................   19,800      918,225

                                                         NUMBER OF
                                                          SHARES        VALUE
                                                         ---------   -----------
Retail Trade & Services (Continued)
  Ross Stores, Inc. ....................................  37,000     $   938,875
  Shopko Stores, Inc. ..................................  15,900         238,500
  Supervalu, Inc. ......................................  43,300       1,288,175
                                                                     -----------
                                                                       8,556,225
                                                                     -----------
Technology                                         1.61%
  Applied Materials, Inc. ..............................  11,600(a)      537,950
  Dell Computer Corp. ..................................  20,400(a)    1,379,550
  Digital Equipment Corp. ..............................  32,300(a)      884,213
  Harris Corp. .........................................  36,700       2,821,312
  Intel Corp. ..........................................  12,800       1,780,800
  Microsoft Corp. ......................................  21,900(a)    2,007,956
  Philips Electronic N.V. ADR...........................  15,000         667,500
                                                                     -----------
                                                                      10,079,281
                                                                     -----------
Telecommunications                                 1.18%
  BCE, Inc. ............................................  28,400       1,306,400
  NYNEX Corp. ..........................................  13,300         606,813
  Telefonica de Espana S.A., ADS........................  36,000       2,583,000
  Telefonos de Mexico S.A., ADS.........................  74,700       2,875,950
                                                                     -----------
                                                                       7,372,163
                                                                     -----------
Tobacco                                            0.42%
  RJR Nabisco Holdings Corp. ...........................  81,100       2,615,475
                                                                     -----------
Transportation                                     1.08%
  Alexander & Baldwin Co. ..............................   4,600         119,025
  APL Ltd. .............................................  19,800         415,800
  British Airways Plc, ADR..............................   8,100         851,512
  Canadian Pacific Ltd. ................................  71,200       1,708,800
  Consolidated Freightways, Inc. .......................  41,500       1,125,688
  CSX Corp. ............................................  42,000       1,953,000
  J.B. Hunt Transport Services, Inc. ...................  14,300         198,412
  KLM Royal Dutch Airlines, N.V. ADR....................  12,700         363,538
                                                                     -----------
                                                                       6,735,775
                                                                     -----------
Utilities--Electric & Natural Gas                  4.30%
  Allegheny Power Systems, Inc. ........................  17,000         503,625
  American Electric Power Co., Inc. ....................  55,100       2,272,875
  Baltimore Gas & Electric Co. .........................  35,200         941,600
  CMS Energy Corp. .....................................  32,000       1,052,000

                       THE ZWEIG TOTAL RETURN FUND, INC.

                           MARCH 31, 1997 (UNAUDITED)

                                                         NUMBER OF
                                                          SHARES      VALUE
                                                         --------- ------------
Utilities--Electric & Natural Gas (Continued)
  DQE, Inc. ............................................  37,250   $  1,033,687
  DTE Energy Co. .......................................  18,800        505,250
  Edison International, Inc. ...........................  88,900      2,000,250
  Entergy Corp. ........................................  44,300      1,085,350
  GPU, Inc. ............................................  49,100      1,577,338
  Illinova Corp. .......................................  48,400      1,107,150
  Montana Power Co. ....................................  19,700        423,550
  New York State Gas & Electric Corp. ..................  45,700        988,262
  Ohio Edison Co. ......................................  28,800        608,400
  PacifiCorp. ..........................................  28,600        611,325
  Pacific Gas & Electric Corp. .........................  38,900        914,150
  Pinnacle West Capital Corp. ..........................  36,100      1,087,513
  PP & L Resources, Inc. ...............................  15,700        317,925
  Public Service Enterprises Group, Inc. ...............  69,500      1,824,375
  Questar Corp. ........................................  13,200        473,550
  Sierra Pacific Resources, Inc. .......................   9,300        273,187
  Sonat, Inc. ..........................................  37,200      2,027,400
  Texas Utilities Co. ..................................  55,700      1,907,725
  Transcanada Pipeline Ltd. ............................  46,700        846,438
  Unicom Corp. .........................................  67,500      1,316,250
  United Illuminating Co. ..............................   6,500        169,812
  UtiliCorp United Inc. ................................   5,300        135,150
  Western Resources, Inc. ..............................  29,500        885,000
                                                                   ------------
                                                                     26,889,137
                                                                   ------------
    Total Common Stocks.................................           $160,287,957
                                                                   ------------

                                                       PRINCIPAL
                                                        AMOUNT        VALUE
                                                      -----------  ------------
United States Government & Agency Obligations  34.67%
  Federal National Mortgage Association, 6.85%,
   4/5/2004.......................................... $10,385,000  $ 10,287,423
  United States Treasury Bills, 5.025%, 5/01/1997....   2,000,000     1,991,625
  United States Treasury Bonds, 10.750%, 5/15/2003...  15,000,000    17,892,180
  United States Treasury Bonds, 7.25%, 8/15/2022.....   4,000,000     4,003,748
  United States Treasury Bonds, 7.50%, 11/15/2024....  10,400,000    10,744,500
  United States Treasury Notes, 6.25%, 8/31/2000.....  13,500,000    13,339,687
  United States Treasury Notes, 5.625%, 11/30/2000...  19,745,000    19,072,426
  United States Treasury Notes, 7.50%, 2/15/2005.....  16,300,000    16,860,313
  United States Treasury Notes, 6.50%, 5/15/2005.....   7,600,000     7,395,750
  United States Treasury Notes, 6.875%, 5/15/2006....  30,100,000    29,930,688
  United States Treasury Notes, 6.50%, 10/15/2006....  88,200,000    85,416,143
                                                                   ------------
    Total United States Government & Agency Obliga-
     tions...........................................               216,934,483
                                                                   ------------
Short-Term Investments                         38.83%
  AIG Credit Corp., 5.25%, 4/14/97...................  25,000,000    24,952,604
  Allied Signal, Inc., 5.32%, 4/2/97.................  22,500,000    22,496,675
  Allstate Corp., 5.40%, 4/8/97......................  14,000,000    13,985,300
  Bell Atlantic Network Funding Inc., 5.30%, 4/4/97..   8,200,000     8,196,379
  Bell Network Funding, 5.48%, 4/3/97................  15,100,000    15,095,403
  Dow Chemical Co., 6.50%, 4/01/97...................  25,000,000    25,000,000
  Ford Motor Credit Corp., 5.65%, 4/9/97.............  20,000,000    19,974,889
  General Re Corp., 5.72%, 4/1/97....................  10,000,000    10,000,000
  Goldman Sachs Co., 5.30%, 4/3/97...................  16,600,000    16,595,112
  Lucent Technology Corp., 5.28%, 4/7/97.............  19,500,000    19,482,840
  Merrill Lynch & Co. Inc., 5.38%, 4/4/97............  18,700,000    18,691,616
  Monsanto Co., 5.30%, 4/2/97........................  15,750,000    15,747,681
  Philip Morris Co., 6.0%, 4/2/97....................  22,200,000    22,196,300
  U. S. West Inc., 5.30%, 4/1/97.....................  10,600,000    10,600,000
                                                                   ------------
    Total Short-Term Investments.....................               243,014,799
                                                                   ------------
Total Investments....................................       99.11%  620,237,239
Cash and Other Assets, Less Liabilities..............        0.89     5,590,273
                                                      -----------  ------------
Net Assets (Equivalent to $8.09 per share based on         100.00% $625,827,512
 77,336,092 shares of capital stock outstanding)..... ===========  ============

--------
(a)Non-income producing security.

                       THE ZWEIG TOTAL RETURN FUND, INC.

                              FINANCIAL HIGHLIGHTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              NET ASSET VALUE
                                       TOTAL NET ASSETS          PER SHARE
                                   -------------------------  ----------------
NET ASSET VALUE
 Beginning of period: December 31,
  1996............................              $638,767,568           $  8.29
  Net investment income........... $ 6,601,003                $  0.09
  Net realized and unrealized
   losses on investments..........  (5,860,574)                 (0.08)
  Dividends from net investment
   income and distributions from
   net long-term and short-term
   capital gains.................. (16,187,354)                 (0.21)
  Net asset value of shares issued
   to shareholders for reinvest-
   ment of dividends and distribu-
   tions..........................   2,506,869                   0.00
                                   -----------                -------
   Net decrease in net assets/net
    asset value...................               (12,940,056)            (0.20)
                                                ------------           -------
 End of period: March 31, 1997....              $625,827,512           $  8.09
                                                ============           =======

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

KEY INFORMATION

1-800-331-1710  FIRST DATA INVESTOR SERVICES GROUP, INC.:
                For questions regarding shareholder accountsP.O. Box 1376 Bos-ton, MA 02104

(212) 486-3122  THE ZWEIG TOTAL RETURN FUND HOT LINE:
                For updates on net asset value, share price, major industry groups and other key information

1-800-272-2700  ZWEIG SHAREHOLDER RELATIONS: For general information and literature
                               REINVESTMENT PLAN

   Many of you have questions
 about our reinvestment plan. If
 you want to take advantage of
 this plan and your shares are
 held in "Street Name," we urge
 you to consult your broker as
 soon as possible to determine if
 you must change registration to
 your own name to participate.

                               ----------------

  Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

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